ACCOUNTS RECEIVABLE TRADE, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable	$ 23,707,225	$ 36,484,810
Less: allowance for credit losses	(2,036,773)	(2,135,885)
Accounts receivable trade, net	21,670,452	34,348,925
Trade Accounts Receivable One
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable	2,429,593	2,640,710
Trade Accounts Receivable Two
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable	8,607,742	22,995,822
Trade Accounts Receivable Three
ACCOUNTS RECEIVABLE TRADE, NET
Total accounts receivable	$ 12,669,890	$ 10,848,278